Net Loss per Share - Summary Of Anti-Dilutive Shares (Details) - shares		6 Months Ended		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class Of Stock [Line Items]
Shares excluded from the computation of diluted loss per share		448,163,835	182,188,894	354,728,664	159,726,314	107,092,830
Warrants [Member] | Class A common stock [Member]
Class Of Stock [Line Items]
Shares excluded from the computation of diluted loss per share		51,824,895	657,138	0	1,020,187	1,020,187
Stock Options [Member]
Class Of Stock [Line Items]
Shares excluded from the computation of diluted loss per share		21,453,295	29,375,092	25,228,853	33,354,871	35,276,812
Restricted Stock Units (RSUs) [Member]
Class Of Stock [Line Items]
Shares excluded from the computation of diluted loss per share		214,271,503	151,855,752	168,321,952	124,932,207	70,119,944
RSA [Member]
Class Of Stock [Line Items]
Shares excluded from the computation of diluted loss per share		93,358	300,912	182,622	419,049	675,887
New Ginkgo Earn-out shares [Member]
Class Of Stock [Line Items]
Shares excluded from the computation of diluted loss per share	[1]			160,995,237	0	0
Earnout shares [Member]
Class Of Stock [Line Items]
Shares excluded from the computation of diluted loss per share	[2]	160,520,784	0

[1]	Represents earnout shares for which the vesting conditions have not been satisfied.
[2]	Represents earnout shares for which the service-based vesting conditions and/or market conditions have not been met.